Income Taxes (Details) - Schedule of Components of Income Tax Expense (Benefit) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current tax					$ 0	$ 0
Benefits of deferred tax assets					733,389	535,995
Change in valuation allowance					(733,389)	(535,995)
Provision for income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0